Schedule of reconciliation between of the statutory tax rate to the effective tax rate (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Loss before tax	$ (1,528,703)	$ (1,950,320)	$ (670,241)
Statutory tax rate	7.70%	7.70%	16.60%
Non-deductible expenses	(0.10%)	(0.10%)	(0.50%)
Income not subject to tax	1.10%	1.10%	3.90%
Deferred tax assets on temporary differences not recognized	(8.70%)	(8.70%)	(20.00%)
Effective tax rate